Expense Example	Eaton Vance Arizona Municipal Income Fund Class A 1 Year	Eaton Vance Arizona Municipal Income Fund Class A 3 Years	Eaton Vance Arizona Municipal Income Fund Class A 5 Years	Eaton Vance Arizona Municipal Income Fund Class A 10 Years	Eaton Vance Arizona Municipal Income Fund Class C 1 Year	Eaton Vance Arizona Municipal Income Fund Class C 3 Years	Eaton Vance Arizona Municipal Income Fund Class C 5 Years	Eaton Vance Arizona Municipal Income Fund Class C 10 Years	Eaton Vance Arizona Municipal Income Fund Class I 1 Year	Eaton Vance Arizona Municipal Income Fund Class I 3 Years	Eaton Vance Arizona Municipal Income Fund Class I 5 Years	Eaton Vance Arizona Municipal Income Fund Class I 10 Years	Eaton Vance Connecticut Municipal Income Fund Class A 1 Year	Eaton Vance Connecticut Municipal Income Fund Class A 3 Years	Eaton Vance Connecticut Municipal Income Fund Class A 5 Years	Eaton Vance Connecticut Municipal Income Fund Class A 10 Years	Eaton Vance Connecticut Municipal Income Fund Class C 1 Year	Eaton Vance Connecticut Municipal Income Fund Class C 3 Years	Eaton Vance Connecticut Municipal Income Fund Class C 5 Years	Eaton Vance Connecticut Municipal Income Fund Class C 10 Years	Eaton Vance Connecticut Municipal Income Fund Class I 1 Year	Eaton Vance Connecticut Municipal Income Fund Class I 3 Years	Eaton Vance Connecticut Municipal Income Fund Class I 5 Years	Eaton Vance Connecticut Municipal Income Fund Class I 10 Years	Eaton Vance Minnesota Municipal Income Fund Class A 1 Year	Eaton Vance Minnesota Municipal Income Fund Class A 3 Years	Eaton Vance Minnesota Municipal Income Fund Class A 5 Years	Eaton Vance Minnesota Municipal Income Fund Class A 10 Years	Eaton Vance Minnesota Municipal Income Fund Class C 1 Year	Eaton Vance Minnesota Municipal Income Fund Class C 3 Years	Eaton Vance Minnesota Municipal Income Fund Class C 5 Years	Eaton Vance Minnesota Municipal Income Fund Class C 10 Years	Eaton Vance Minnesota Municipal Income Fund Class I 1 Year	Eaton Vance Minnesota Municipal Income Fund Class I 3 Years	Eaton Vance Minnesota Municipal Income Fund Class I 5 Years	Eaton Vance Minnesota Municipal Income Fund Class I 10 Years	Eaton Vance Municipal Opportunities Fund Class A 1 Year	Eaton Vance Municipal Opportunities Fund Class A 3 Years	Eaton Vance Municipal Opportunities Fund Class A 5 Years	Eaton Vance Municipal Opportunities Fund Class A 10 Years	Eaton Vance Municipal Opportunities Fund Class C 1 Year	Eaton Vance Municipal Opportunities Fund Class C 3 Years	Eaton Vance Municipal Opportunities Fund Class C 5 Years	Eaton Vance Municipal Opportunities Fund Class C 10 Years	Eaton Vance Municipal Opportunities Fund Class I 1 Year	Eaton Vance Municipal Opportunities Fund Class I 3 Years	Eaton Vance Municipal Opportunities Fund Class I 5 Years	Eaton Vance Municipal Opportunities Fund Class I 10 Years	Eaton Vance New Jersey Municipal Income Fund Class A 1 Year	Eaton Vance New Jersey Municipal Income Fund Class A 3 Years	Eaton Vance New Jersey Municipal Income Fund Class A 5 Years	Eaton Vance New Jersey Municipal Income Fund Class A 10 Years	Eaton Vance New Jersey Municipal Income Fund Class C 1 Year	Eaton Vance New Jersey Municipal Income Fund Class C 3 Years	Eaton Vance New Jersey Municipal Income Fund Class C 5 Years	Eaton Vance New Jersey Municipal Income Fund Class C 10 Years	Eaton Vance New Jersey Municipal Income Fund Class I 1 Year	Eaton Vance New Jersey Municipal Income Fund Class I 3 Years	Eaton Vance New Jersey Municipal Income Fund Class I 5 Years	Eaton Vance New Jersey Municipal Income Fund Class I 10 Years	Eaton Vance Pennsylvania Municipal Income Fund Class A 1 Year	Eaton Vance Pennsylvania Municipal Income Fund Class A 3 Years	Eaton Vance Pennsylvania Municipal Income Fund Class A 5 Years	Eaton Vance Pennsylvania Municipal Income Fund Class A 10 Years	Eaton Vance Pennsylvania Municipal Income Fund Class C 1 Year	Eaton Vance Pennsylvania Municipal Income Fund Class C 3 Years	Eaton Vance Pennsylvania Municipal Income Fund Class C 5 Years	Eaton Vance Pennsylvania Municipal Income Fund Class C 10 Years	Eaton Vance Pennsylvania Municipal Income Fund Class I 1 Year	Eaton Vance Pennsylvania Municipal Income Fund Class I 3 Years	Eaton Vance Pennsylvania Municipal Income Fund Class I 5 Years	Eaton Vance Pennsylvania Municipal Income Fund Class I 10 Years
USD ($)	393	539	697	1,156	247	456	787	1,520	50	157	274	616	393	539	697	1,156	247	456	787	1,520	50	157	274	616	390	529	681	1,121	244	446	771	1,486	47	148	258	579	417	612	823	1,431	271	530	913	1,788	68	214	373	835	393	539	697	1,156	247	456	787	1,520	50	157	274	616	398	554	723	1,214	252	471	813	1,576	55	173	302	677